Operating costs and expenses	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Operating costs and expenses

29.	Operating costs and expenses

	2023				2022
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total

	(11,496,437)	(5,742,642)	(1,759,433)	(18,998,512)	(10,655,981)	(5,596,211)	(1,808,735)	(18,060,927)

Personnel	(57,740)	(862,899)	(459,230)	(1,379,869)	(50,271)	(786,725)	(441,503)	(1,278,499)
Third party services	(683,809)	(2,211,627)	(824,634)	(3,720,070)	(634,498)	(2,248,966)	(828,007)	(3,711,471)
Interconnection and means of connection	(2,804,984)	-	-	(2,804,984)	(2,511,779)	-	-	(2,511,779)
Depreciation and amortization	(6,369,438)	(343,724)	(403,867)	(7,117,029)	(6,074,238)	(292,644)	(460,292)	(6,827,174)
Taxes, fees and contributions	(36,503)	(876,709)	(26,863)	(940,075)	(36,972)	(907,895)	(22,856)	(967,723)
Rentals and reinsurance	(507,164)	(146,632)	(16,496)	(670,292)	(471,998)	(133,150)	(18,032)	(623,180)
Cost of goods sold	(1,033,891)	-	-	(1,033,891)	(870,978)	-	-	(870,978)
Publicity and advertising	-	(599,253)	-	(599,253)	-	(565,272)	-	(565,272)
Expected credit losses of trade accounts receivable	-	(639,692)	-	(639,692)	-	(626,218)	-	(626,218)
Other	(2,908)	(62,106)	(28,343)	(93,357)	(5,247)	(35,341)	(38,045)	(78,633)

	2021
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total

	(8,443,023)	(4,621,788)	(1,723,384)	(14,788,195)

Personnel	(62,214)	(676,479)	(387,735)	(1,126,428)
Third party services	(560,039)	(1,763,360)	(668,641)	(2,992,040)
Interconnection and means of connection	(1,840,139)	-	-	(1,840,139)
Depreciation and amortization	(4,847,995)	(265,565)	(578,136)	(5,691,696)
Taxes, fees and contributions	(34,732)	(777,819)	(29,388)	(841,939)
Rentals and reinsurance	(362,171)	(109,781)	(20,082)	(492,034)
Cost of goods sold	(731,007)	-	-	(731,007)
Publicity and advertising	-	(459,811)	-	(459,811)
Expected credit losses of trade accounts receivable	-	(544,642)	-	(544,642)
Other	(4,726)	(24,331)	(39,402)	(68,459)

The Company makes contributions to public or private pension insurance plans on a mandatory, contractual or voluntary basis while the employee is on the staff of the Company in the amount of R$ 17,650 (R$ 17,106 on December 31, 2022, and R$ 21,734 on December 31, 2021). Such plans do not bring any additional obligations to the Company. If the employee ceases to be part of the company's staff in the period necessary to have the right to withdraw contributions made by sponsors, the amounts to which the employee is no longer entitled and which may represent a reduction in the company's future contributions to active employees, or a cash refund of these amounts, are released as assets.